Total Capital and Net Income Per Common Unit - Net Income Per Common Unit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Units
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 24.9	$ 25.6	$ 25.7